Fair Value Measurement - Schedule of Financial Assets Measured or Disclosed at Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents:
Cash and cash equivalents	$ 9,599,824	$ 12,493,135	$ 38,692,871
Short-term investments:
Available-for-sale short-term investments	1,146,756		$ 532,912
Total assets measured at fair value	1,146,756
Quoted Prices in Active Markets for Identical Assets (Level 1)
Cash and cash equivalents:
Cash and cash equivalents	9,599,824	$ 12,493,135
Significant Other Observable Inputs (Level 2)
Short-term investments:
Available-for-sale short-term investments	1,146,756
Total assets measured at fair value	$ 1,146,756